Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [Abstract]
Revenue percentage	14.00%	16.00%	14.00%
Service amount	$ 120,114	$ 418,874	$ 339,568